FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA  94403-1906

September 9, 2013

Filed Via EDGAR (CIK #0001124459)

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

     RE:  Franklin Global Trust (Registrant)

          Franklin Global Listed Infrastructure Fund

          File Nos. 333-46996 and 811-10157

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on September 4, 2013.

Sincerely yours,

FRANKLIN GLOBAL TRUST

/s/ Karen L. Skidmore

Karen L. Skidmore

Vice President

KLS/rs

cc:  Bruce G. Leto, Esq.

Brian E. Lorenz, Esq.